Licensed Copyrights, Net -Summary of Estimated Amortization Expense Relating to Licensed Copyrights (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Estimated amortization expense
Within 1 year	¥ 3,028,318	$ 439,065
Between 1 and 2 years	1,525,280	221,145
Between 2 and 3 years	¥ 1,067,625	$ 154,791